EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Earnings Per Share [Abstract]
Schedule of Outstanding Stock Options, Share Warrant Obligations, RSUs and DSUs

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	$	$
Net earnings (loss)	(11,787,585)	37,510,822	(27,371,031)	39,613,259
Basic weighted average number of common shares outstanding	224,068,437	190,002,774	222,432,139	190,002,743
Basic earnings (loss) per share	(0.05)	0.20	(0.12)	0.21

Basic weighted average number of common shares outstanding	224,068,437	190,002,774	222,432,139	190,002,743
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	6,663,769	—	7,796,393
Diluted weighted average number of common shares outstanding	224,068,437	196,666,543	222,432,139	197,799,136
Diluted earnings (loss) per share	(0.05)	0.19	(0.12)	0.20